Commitments and Contingencies - Management Fees (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Management Fees for the year ending
2017	$ 3,106
2018	6,347
2019	6,537
2020	6,752
Total	$ 22,742